Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income (Loss)
Energy trading and risk management	$ 236	$ 307
Investment and interest income	107	41
Bargain purchase gain and revaluations		1,125
Insurance proceeds and other	102	181
Total Other Income (Loss)	445	1,654
Oil Sands
Other Income (Loss)
Bargain purchase gain and revaluations		1,100
Refining and Marketing
Other Income (Loss)
Insurance proceeds for the extreme weather damage	84
Corporate
Other Income (Loss)
Impairment on equity investment	$ 212	158
Reclassification
Other Income (Loss)
Investment and interest income		(53)
Insurance proceeds and other		$ 53